Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Schedule of Other Revenue Consists Mainly Utility Reimbursements and Other Ancillary Income
Other revenue consists mainly of utility reimbursements and other ancillary income.

Year ended December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
Operations income
Sales-type lease income	$—	$66,778	$46,734	$574	$2,603	$4,735
Operating lease income	$2,526	$3,817	$12,076	$16,475	$16,028	$14,474
Sales of property	$—	$—	$—	$26,946	$58,372	$4,125
Property service income	$11	$214	$2,393	$4,199	$4,096	$3,738
Other revenue	$428	$397	$1,159	$1,894	$2,106	$2,113

	2,965	$71,206	$62,362	$50,088	$83,205	$29,185